                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       PENSKE CORPORATION
            --------------------------------------------------
Address:    2555 TELEGRAPH RD, BLOOMFIELD HILLS, MI 48302-0954
            --------------------------------------------------

            --------------------------------------------------

            --------------------------------------------------


 Form 13F File Number:      28-05645
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ROBERT H. KURNICK, JR.
          --------------------------------------------
Title:    PRESIDENT
          --------------------------------------------
Phone:    248-648-2150
          --------------------------------------------

Signature, Place, and Date of Signing:

/S/ROBERT H. KURNICK, JR.       BLOOMFIELD HILLS, MI             JUNE 29, 2007
-------------------------    -----------------------------      ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       2
                                              -----------------------

Form 13F Information Table Entry Total:                  2
                                              -----------------------

Form 13F Information Table Value Total:               733,074
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

           1                                    PENSKE AUTOMOTIVE HOLDINGS, INC.
         -----          ------------------      --------------------------------

           2                                    PENSKE CAPITAL PARTNERS, LLC
         -----          ------------------      --------------------------------


          [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4        COLUMN 5            COLUMN 6    COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE     SHRS OR     SH/   PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]   PRN AMT     PRN   CALL    DISCRETION   MANAGERS    SOLE   SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
United Auto        Voting
Group, Inc.        Common       909440 10 9   $723,083    35,619,859  SH            Defined      1,2                35,619,859

United Auto        Voting
Group, Inc.        Common       909440 10 9   $ 9,991        492,185  SH             Sole                              492,185